COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Lease Commitments
Occupancy, Net	$ 0.4	$ 0.4	$ 1.7	$ 1.7
Consolidated Entities
Other Commitments and Contingencies
Unfunded investment commitments	$ 1.3		$ 1.0	$ 5.9